Share capital (Details Narrative) - USD ($)								12 Months Ended
	Oct. 07, 2025	Oct. 03, 2025	Oct. 02, 2025	Jul. 14, 2025	Mar. 24, 2025	Feb. 03, 2025	Jan. 14, 2025	Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued								19,922,402
Common stock, shares outstanding								19,922,402
Common stock, shares authorized								Unlimited
Shares issued			2,619,876
Reverse stock split	1-to-4 reverse stock split
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares redeemed								209
Number of shares redeemed, value								$ 209,000
Conversion of shares								1,025
Series C Preferred Stock [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued							540
Preferred shares discount							85.00%
Shares issued for conversion				308,243	49,723	50,000
Shares issued for conversion, value				$ 252,136	$ 105,882	$ 276,470
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued		16,825,577						2,549,859
Shares issued, reverse stock split	67,302,300
Reverse stock split	4-1 reverse stock split
Number of shares issued								19
Conversion of shares								811,743
Conversion of shares, value								$ 1,205,355
Common Stock [Member] | Equity Line of Credit Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued								2,619,876
Shares issued, reverse stock split	10,479,504
Reverse stock split	4-1 reverse stock split
Shares issued, value								$ 23,027,502